Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

jcorriero@stradley.com

(215) 564-8528

January 19, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Taxable Municipal Income Fund (the “Fund”)
Registration Statement on Form N-2 (File No. 811-22391)

Dear Sir or Madam:

On behalf of the Fund, submitted herewith via the EDGAR system is a Registration Statement on Form N-2 initially filed under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 6 to the Fund’s Registration Statement filed under the Investment Company Act of 1940 (the “1940 Act”).

This Registration Statement is being filed to register securities to be offered and sold on an immediate, continuous or delayed basis pursuant to Rule 415(a)(1)(x) under the 1933 Act, and to comply with Rules 415(a)(5) and (a)(6) under 1933 Act to continue offering securities previously registered on the Fund’s prior shelf registration statement (File Nos. 333-248493 and 811-22391), which was declared effective on January 21, 2021.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Eric S. Purple at (202) 507-5154 or Stephen LaChine at (312) 964-3522.

Sincerely,

/s/ Joel D. Corriero

Joel D. Corriero

cc:	E. Purple (w/encl.)

    E. Fess (w/encl.)

    M. Winget (w/encl.)

    S. LaChine (w/encl.)